Income Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of Reconciliation of Differences of Statutory and Effective Tax Expenses

The following tables provide the reconciliation of the differences between the statutory and effective tax expenses following for the six months ended 30 June 2026.

	June 30, 2025 (Unaudited)	June 30, 2026 (Unaudited)	June 30, 2026 (Unaudited)
	MYR	MYR	USD
Income before income tax	2,469,196	(3,059,493)	(749,508)

Tax calculated at the statutory rate of 24%	592,607	(734,278)	(179,882)
Tax effect on non-taxable income	(2,693)	(575,072)	(140,880)
Tax effect on non-deductible expenses	—	1,318,787	323,074
Underprovision of tax in the prior year	—	2,765,139	677,398
Income tax expense	589,914	2,774,576	679,710

Schedule of Income Tax Provision Components

The income tax provision consists of the following components:

	June 30, 2025 (Unaudited)	June 30, 2026 (Unaudited)	June 30, 2026 (Unaudited)
	MYR	MYR	USD
Current income tax expense:
Current year	589,914	—	—
Prior year	—	2,765,139	677,398
Deferred income tax expense	—	9,437	2,312
Income tax expense	589,914	2,774,576	679,710